Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net of allowance for doubtful accounts (in Dollars)	$ 13,972	$ 13,972	$ 13,972
Property, plant and equipment, net of accumulated depreciation (in Dollars)	308,480	283,512	177,457
Intangible assets, net of accumulated amortization (in Dollars)	$ 1,052,338	873,417	151,776
Convertible notes payable, net of original issue discount (in Dollars)		$ 0	$ 0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	238,033,117	237,893,473	187,967,881
Common stock, shares outstanding	238,033,117	237,893,473	187,967,881
Common stock issuable, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock issuable, shares	938,191	719,366	2,150,020
Series B Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	2,750,000	2,750,000	2,750,000
Preferred stock, shares outstanding	2,750,000	2,750,000	2,750,000